Warrants (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Warrants
Number of warrants exercised	428,572
Number of warrants outstanding	9,200,000
December 2020
Warrants
Number of warrants issued	2,514,285
Number of warrants expired/ cancelled	(2,514,285)
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	2 years
February 2021
Warrants
Number of warrants issued	342,857
Number of warrants expired/ cancelled	(342,857)
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	18 months
August 2021
Warrants
Number of warrants issued	999,997
Number of warrants outstanding	999,997
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	3 years
September 2021
Warrants
Number of warrants issued	428,571
Number of warrants outstanding	428,571
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	3 years
February 2023 ~ June 2023
Warrants
Number of warrants issued	7,685,717
Number of warrants exercised	(428,572)
Number of warrants outstanding	7,257,145
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	3 years
July 2023
Warrants
Number of warrants issued	228,572
Number of warrants outstanding	228,572
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	3 years
October 2023
Warrants
Number of warrants issued	285,715
Number of warrants outstanding	285,715
Exercise price of warrants | $ / shares	$ 3.50
Warrants expiration term	3 years